Note 9 - Share-based Compensation (Details Textual) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	May 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Mar. 09, 2017
Share-Based Payment Arrangement, Expense		$ 554	$ 1,584	$ 3,152
Long-term Incentive Awards [Member] | Senior Management [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value		37
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount		$ 45
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)		1 year 1 month 13 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other Than Options, Aggregate Value, Granted				$ 79,225
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Settled in Shares, Percentage				25.00%
Share-based Compensation Arrangement By Share-based Payment Award, Equity Instruments Other Than Options, Settled In Cash Or Shares, Percentage				75.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period (in shares)		3,486
Share-Based Payment Arrangement, Expense		$ 20	$ 32	$ 204
The 2017 Omnibus Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)					5,277,197
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding and Exercisable, Intrinsic Value		$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in shares)		760,723	615,407	1,134,672
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period (in shares)		905,936	1,212,306	307,883
The 2017 Omnibus Incentive Plan [Member] | Options Granted in May 2021 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in shares)	370,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period (in shares)		135,000	170,000
The 2017 Omnibus Incentive Plan [Member] | Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value		$ 121	$ 24	$ 273
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount		$ 516
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)		1 year 1 month 2 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period (in shares)		102,118	6,216	22,683
The 2017 Omnibus Incentive Plan [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested in Period, Fair Value		$ 367	$ 906	$ 2,158
SEED 2022 Share Incentive Plan [Member]
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount		$ 178
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)		2 years 1 month 2 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in shares)		172,000	1,281,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period (in shares)		95,000	93,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period (in shares)		127,000	11,000
Share-Based Payment Arrangement, Expense		$ 216	$ 81
SEED 2022 Share Incentive Plan [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period (Year)			4 years
SEED 2022 Share Incentive Plan [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period (Year)			5 years